Concessions payable - Summary of judicial deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of judicial deposits [line items]
Judicial deposits	R$ 22,119	R$ 22,119
Rumo Malha Oeste [member]
Disclosure of judicial deposits [line items]
Judicial deposits	R$ 22,119	R$ 22,119